Post balance sheet events	6 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	Post balance sheet events
In a ruling dated 20 February 2026, the United States Supreme Court declared the import tariffs imposed by the US government under the International Emergency Economic Powers Act unlawful. Diageo is closely monitoring ongoing developments.